Incentive Compensation	12 Months Ended
Sep. 30, 2011
Incentive Compensation [Abstract]
Incentive Compensation
Note 8:                      Incentive Compensation

The Company has a unit appreciation plan which provides that the Board of Directors may make awards of equity participation units ("EPUs") to employees from time to time, subject to vesting provisions as determined for each award.   The EPUs are valued at book value. The Company had five unvested EPUs outstanding under this plan as of September 30, 2011, which will vest three years from the date of the award.  During the twelve months ended September 30, 2011 and 2010, the Company recorded compensation expense related to this plan of approximately $5,264, and none, respectively.  As of September 30, 2011 and 2010, the Company had a liability of approximately $5,264 and none, respectively, outstanding as deferred compensation and has approximately $13,686 to be recognized as future compensation expense over the weighted average vesting period of approximately three years. The amount to be recognized in future years as compensation expense is estimated based on book value of the Company.  The liability under the plan is recorded at fair market value on the balance sheet based on the book value of the Company's equity units as of September 30, 2011.